Private Placement Warrants - Additional Information (Details) - Private Placement [Member]	Dec. 31, 2023 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants issued | shares	7,750,000
Number of warrants issued, price per warrant | $ / shares	$ 1
Aggreagate value of warrants issued | $	$ 7,750,000
Warrants issued, exercise price | $ / shares	$ 11.5
Number of Class A common stock that can be purchased per warrant | shares	1